LIABILITY FOR EMPLOYEE SEVERANCE PAY, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Postemployment Benefits [Abstract]
Severance-pay expenses	$ 1,596	$ 782	$ 957